Debt Fixed-rate Notes and Other (Details 1) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Long-Term Debt (Table Amounts) [Abstract]
Long-term debt	$ 13,879
Other long-term debt	272	$ 272
Debt issuance costs	(64)	(73)
Total long-term debt	13,879	14,400
Less: current portion	1,109	517
Long-term Debt and Lease Obligation	$ 12,770	13,883
2019
Long-Term Debt (Table Amounts) [Abstract]
Debt Instrument, Interest Rate, Stated Percentage	5.05%
Long-term debt	$ 0	500
2020
Long-Term Debt (Table Amounts) [Abstract]
Debt Instrument, Interest Rate, Stated Percentage	2.08%
Long-term debt	$ 1,000	1,000
2021
Long-Term Debt (Table Amounts) [Abstract]
Debt Instrument, Interest Rate, Stated Percentage	3.50%
Long-term debt	$ 700	700
2022
Long-Term Debt (Table Amounts) [Abstract]
Debt Instrument, Interest Rate, Stated Percentage	2.55%
Long-term debt	$ 1,500	1,500
2023
Long-Term Debt (Table Amounts) [Abstract]
Debt Instrument, Interest Rate, Stated Percentage	3.25%
Long-term debt	$ 1,050	1,050
2025
Long-Term Debt (Table Amounts) [Abstract]
Debt Instrument, Interest Rate, Stated Percentage	2.93%
Long-term debt	$ 1,500	1,500
2026
Long-Term Debt (Table Amounts) [Abstract]
Long-term debt	$ 527	527
2027
Long-Term Debt (Table Amounts) [Abstract]
Debt Instrument, Interest Rate, Stated Percentage	3.20%
Long-term debt	$ 750	750
2028
Long-Term Debt (Table Amounts) [Abstract]
Debt Instrument, Interest Rate, Stated Percentage	3.25%
Long-term debt	$ 2,000	2,000
2031
Long-Term Debt (Table Amounts) [Abstract]
Debt Instrument, Interest Rate, Stated Percentage	7.75%
Long-term debt	$ 466	466
2040
Long-Term Debt (Table Amounts) [Abstract]
Debt Instrument, Interest Rate, Stated Percentage	5.05%
Long-term debt	$ 300	300
2043
Long-Term Debt (Table Amounts) [Abstract]
Debt Instrument, Interest Rate, Stated Percentage	4.75%
Long-term debt	$ 950	950
2045
Long-Term Debt (Table Amounts) [Abstract]
Debt Instrument, Interest Rate, Stated Percentage	3.85%
Long-term debt	$ 600	600
2047
Long-Term Debt (Table Amounts) [Abstract]
Debt Instrument, Interest Rate, Stated Percentage	4.03%
Long-term debt	$ 2,250	2,250
Two Year Term [Member] [Domain]
Long-Term Debt (Table Amounts) [Abstract]
Debt Instrument, Interest Rate, Stated Percentage	1.89%
Credit facilities	$ 78	$ 108
Minimum | 2026
Long-Term Debt (Table Amounts) [Abstract]
Debt Instrument, Interest Rate, Stated Percentage	7.75%
Maximum | 2026
Long-Term Debt (Table Amounts) [Abstract]
Debt Instrument, Interest Rate, Stated Percentage	7.88%